24) Bonds and securities at amortized cost (Tables)	12 Months Ended
Dec. 31, 2020
Bonds And Securities At Amortized Cost Tables Abstract
Bonds and securities at amortized
	R$ thousand
	Amortized cost	Gross unrealized gains (2)	Gross unrealized losses (2)	Fair value
Securities:
Brazilian government securities	91,884,693	6,795,851	(8,422)	98,672,122
Corporate debt securities	87,739,201	291,387	(2,695,825)	85,334,763
Balance on December 31, 2020 (1)	179,623,894	7,087,238	(2,704,247)	184,006,885

Securities:
Brazilian government securities	89,114,107	11,814,621	(538,480)	100,390,248
Corporate debt securities	77,804,253	970,671	(649,528)	78,125,396
Balance on December 31, 2019 (1)	166,918,360	12,785,292	(1,188,008)	178,515,644

(1) In 2020 and 2019, no reclassifications were made of Financial Assets at amortized cost – Bonds and securities for other categories of financial assets; and

(2) Unrealized gains and losses on amortized costs assets have not been recognized in comprehensive income.

Maturity

Maturity

	R$ thousand
	On December 31, 2020		On December 31, 2019
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	37,272,651	37,799,094	51,513,100	52,049,525
From 1 to 5 years	77,744,401	78,452,236	53,600,975	56,134,668
From 5 to 10 years	34,641,933	32,852,519	31,572,806	31,489,480
Over 10 years	29,964,909	34,903,036	30,231,479	38,841,971
Total	179,623,894	184,006,885	166,918,360	178,515,644

Reconciliation of expected losses of financial assets at amortized cost

Reconciliation of expected losses of financial assets at amortized cost:

	R$ thousand
	Stage 1	Stage 2	Stage 3	Total (1)
Expected loss of financial assets at amortized cost on December 31, 2018	178,207	789,021	2,054,811	3,022,039
Transferred to Stage 1	-	(12,246)	-	(12,246)
Transferred to Stage 2	(42,073)	-	(67,004)	(109,077)
Transferred to Stage 3	-	(474,161)	-	(474,161)
Transfer from Stage 1	-	42,073	-	42,073
Transfer from Stage 2	12,246	-	474,161	486,407
Transfer from Stage 3	-	67,004	-	67,004
Assets originated or purchased/Assets settled/Reversal	150,962	280,647	1,179,829	1,611,438
Expected loss of financial assets at amortized cost on December 31, 2019	299,342	692,338	3,641,797	4,633,477
Transferred to Stage 1	-	(69,057)	-	(69,057)
Transferred to Stage 2	(34,918)	-	-	(34,918)
Transferred to Stage 3	(26,365)	(79,871)	-	(106,236)
Transfer from Stage 1	-	34,918	26,365	61,283
Transfer from Stage 2	69,057	-	79,871	148,928
Transfer from Stage 3	-	-	-	-
New assets originated or purchased/Assets settled or paid	(11,688)	544,691	388,989	921,992
Expected loss of financial assets at amortized cost as of December 31, 2020	295,428	1,123,019	4,137,022	5,555,469

(1) The expected loss expense is recorded as “Expected Loss on Other Financial Assets” in the Consolidated Statement of Income.